Long-Term Debt and Other Financial Liabilities, August 2021 Alpha Bank Loan Facility (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 20, 2025	Dec. 31, 2024
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 289,237			$ 261,451
Loss on extinguishment of debt	(28)	$ (649)
August 2021 Alpha Bank Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Loss on extinguishment of debt	$ (28)
Tranche A [Member]
Senior Long-Term Debt [Abstract]
Balance outstanding			$ 10,885
Tranche B [Member]
Senior Long-Term Debt [Abstract]
Balance outstanding			$ 4,434